Intangible Assets Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Intangible Assets [Line Items]
Impairment loss on intangible assets	¥ 0		¥ 17,746	¥ 8,800
Amortization expense of intangible assets	¥ 5,071	$ 796	¥ 16,409	¥ 28,086